Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS USED IN OPERATING ACTIVITIES
Net loss	$ (27,717,739)	$ (51,608,504)	$ (46,196,216)
Adjustments to reconcile net loss to net cash (used in) operating activities
Depreciation and amortization	258,946	148,240	167,986
Employee and director stock-based compensation	725,625	1,177,683	992,757
Stock warrant expense - noncash		204,980	65,529
Loss on disposal or impairment of equipment	1,047,225	367,502	4,583
Investment impairment charge			286,000
Other non-cash items			(65,807)
Convertible note fair value adjustment	4,328,468	23,427	1,870,916
Changes in assets and liabilities affecting cash flows from operations
Prepaid expenses and other assets	492,670	1,682,466	(365,332)
Accounts payable and accrued liabilities	(4,418,215)	134,103	3,142,078
Net cash used in operating activities	(25,283,020)	(47,870,103)	(40,097,506)
CASH FLOWS USED IN INVESTING ACTIVITIES
Purchase of investments	(7,955)
Proceeds from sale of fixed assets			3,075
Purchase of fixed assets	(611,193)	(719,925)	(63,441)
Net cash used in investing activities	(619,148)	(719,925)	(60,366)
CASH FLOWS PROVIDED BY FINANCING ACTIVITIES
Fractional share payout	(658)
Cash paid for convertible note repayment		(1,234,000)
Proceeds from common stock option exercises		32,442	2,014
Proceeds from common stock warrant exercises	211,068	24,062
Proceeds from issuance of common stock by underwritten offering		44,961,137
Proceeds from issuance of common stock by registered direct offering	3,260,865	23,876,370	48,452,644
Net cash provided by financing activities	3,471,275	67,660,011	48,454,658
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(22,430,893)	19,069,983	8,296,786
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	57,225,234	38,155,251	29,858,465
CASH AND CASH EQUIVALENTS AT END OF PERIOD	34,794,341	57,225,234	38,155,251
SUPPLEMENTAL SCHEDULE OF CASH FLOW INFORMATION
Interest paid, including acquired accrued interest	313,435	688,000	688,000
Noncash Investing and Financing Activities:
Investment - non-cash			65,807
Shares issued for convertible senior notes and accrued interest	13,881,052
Purchase of fixed assets on account, non-cash investing activity		$ 21,405